FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2014
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying value of estimated fair value of financial instruments
The carrying value and estimated fair value of the Company`s financial instruments at December 31, 2015 and 2014 are as follows:
All figures in USD '000	Fair Value Hierarchy Level	2015 Fair Value	2015 Carrying Value	2014 Fair Value	2014 Carrying Value
Cash and Cash Equivalents	1	29,889	29,889	100,736	100,736
Warrants in NAO	3	-	-	-	-
Credit Facility	2	(330,000)	(330,000)	(250,000)	(250,000)